Other operating expenses - Summary of Cumulative Number of Shares Allocated (Detail)	12 Months Ended
	Dec. 31, 2023 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares conditionally granted	40,636,899	[1]
Number of shares allocated	39,045,220	[2]
2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares conditionally granted	7,378,113	[1]
Number of shares allocated	6,761,360	[2]
2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares conditionally granted	8,381,086	[1]
Number of shares allocated	6,522,324	[2]
2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares conditionally granted	9,449,451	[1]
Number of shares allocated	13,297,242	[2]
2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares conditionally granted	7,495,307	[1]
Number of shares allocated	10,953,082	[2]
2023 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares conditionally granted	7,932,942	[1]
Number of shares allocated	1,511,212	[2]

[1]	The at target number of shares which were conditionally granted for the plan year.
[2]	The allocated number of shares based on the actual performance during the plan year.